Trade and Other Receivables - Summary of Loss Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of trade and other receivables [line items]
Beginning balance	£ 150	£ 151
Exchange adjustments	9	(3)
Charge for the year	35	52
Transfer to assets held for sale	(60)
Subsequent recoveries of amounts provided for	(19)	(39)
Utilised	(24)	(11)
Ending balance	£ 91	£ 150